Disclosures of Cash Flow	12 Months Ended
Dec. 31, 2017
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Disclosures of Cash Flow

NOTE 19. DISCLOSURES OF CASH FLOW

The following items represent non-cash transactions and are presented for disclosure purposes:

	For the years ended December 31,
	2017	2016	2015
Operating activities
Employee benefits equity effect(i)	Ps. 12,038,710	Ps. 106,277,761	Ps. 78,556,569
Net (benefits) cost of the year for employee benefits(i)	108,073,074	109,738,416	(62,549,142)
Investing activities(ii)
Available-for-sale financial assets	5,564,130	207,817	(3,206,316)
Financing activities
Financed Public Works Contracts	—	146,217,292	2,001,093
Currency translation effect	(7,597,283)	21,386,902	13,262,101
Accrued interest	8,734,131	9,326,945	4,816,784

(i)	Items that do not impact cash flows but that reflect the actuarial valuation at the end of the year.
(ii)	Non-cash investing transactions are included in Note 12-d.

Material changes in liabilities from financing activities are disclosed in Note 15.